Related Party Transactions	12 Months Ended
Dec. 31, 2021
Disclosure of related party [Abstract]
Related Party Transactions
29. RELATED PARTY TRANSACTIONS

The Company’s related parties include its subsidiaries, associates over which it exercises significant influence, and key management personnel. During its normal course of operation, the Company enters into transactions with its related parties for goods and services. All related party transactions for the year ended December 31, 2021 and 2020 have been disclosed in these consolidated financial statements. Transactions with Maverix, an associate of the Company, have been disclosed in Note 12 of these consolidated financial statements.
These transactions are in the normal course of operations and are measured at the exchange amount, which is the amount of consideration established and agreed to by the parties.
Remuneration of key management personnel
The remuneration of directors and other members of key management personnel during the year was as follows:

	2021	2020 (4)
Salaries and short-term benefits (1)	$18,592	$14,809
Post-employment benefits (2)	1,130	930
Share-based payments (3)	640	2,143
	$20,362	$17,882
(1)Includes annual salary and short-term incentives or bonuses earned in the year.
(2)Includes annual contributions to retirement savings plans made by the Company.
(3)Includes annual RSUs, PSUs, stock option and common share grants.
(4)Recast to provide consistency with current presentation.